T. ROWE PRICE TOTAL RETURN FUND
February 29, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Amounts in 000s)
CORPORATE BONDS 19.7%
FINANCIAL INSTITUTIONS 2.9%
Banking 0.6%
BBVA Bancomer, VR, 5.875%, 9/13/34 (1)	200	223
FirstRand Bank, VR, 6.25%, 4/23/28 (1)	200	214
Royal Bank of Scotland Group, 5.125%, 5/28/24	100	109
		546
Finance Companies 0.9%
GE Capital International Funding, 4.418%, 11/15/35	200	228
Navient, 7.25%, 9/25/23	70	76
Park Aerospace Holdings, 5.50%, 2/15/24 (2)	280	308
Shriram Transport Finance, 5.10%, 7/16/23 (2)	200	201
		813
Financial Other 0.2%
ADO Properties, 1.50%, 7/26/24 (EUR)	200	222
		222
Insurance 0.6%
Acrisure, 8.125%, 2/15/24 (2)	35	37
Acrisure, 10.125%, 8/1/26 (2)	70	76
AmWINS Group, 7.75%, 7/1/26 (2)	60	62
Centene, 4.25%, 12/15/27 (2)	30	31
Centene, 4.625%, 12/15/29 (2)	57	61
CNO Financial Group, 5.25%, 5/30/25	115	130
HUB International, 7.00%, 5/1/26 (2)	75	76
Molina Healthcare, 5.375%, 11/15/22	70	73
		546
Real Estate Investment Trusts 0.6%
HAT Holdings I, 5.25%, 7/15/24 (2)	125	130
Service Properties Trust, 4.35%, 10/1/24	190	201

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)
Times China Holdings, 6.75%, 7/16/23	200	206
		537
Total Financial Institutions		2,664
INDUSTRIAL 15.7%
Basic Industry 1.5%
ABJA Investment, 5.45%, 1/24/28	200	191
Aleris International, 10.75%, 7/15/23 (2)	110	114
Arconic Rolled Products, 6.125%, 2/15/28 (2)	101	104
Braskem Finance, 7.375% (3)	200	202
Cascades USA, 5.125%, 1/15/26 (2)	100	103
CSN Resources, 7.625%, 4/17/26	200	198
Freeport-McMoRan, 5.25%, 9/1/29	40	40
Freeport-McMoRan, 5.40%, 11/14/34	35	34
Fufeng Group, 5.875%, 8/28/21	200	210
Hudbay Minerals, 7.625%, 1/15/25 (2)	109	109
Joseph T. Ryerson & Son, 11.00%, 5/15/22 (2)	6	6
Kissner Holdings, 8.375%, 12/1/22 (2)	62	65
Novelis, 4.75%, 1/30/30 (2)	30	30
		1,406
Capital Goods 0.6%
Apex Tool Group, 9.00%, 2/15/23 (2)	21	18
Colfax, 6.375%, 2/15/26 (2)	68	73
General Electric, Series D, VR, 5.00% (1)(3)	70	68
GFL Environmental, 7.00%, 6/1/26 (2)	150	158
GFL Environmental, 8.50%, 5/1/27 (2)	40	43
Pactiv, 7.95%, 12/15/25	40	46
Reynolds Group Issuer, FRN, 3M USD LIBOR + 3.50%, 5.331%,
7/15/21 (2)	70	70
TransDigm, 6.25%, 3/15/26 (2)	70	74
Welbilt, 9.50%, 2/15/24	50	52
		602

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)
Communications 2.8%
AT&T, 4.50%, 3/9/48	350	399
Bharti Airtel International Netherlands, 5.35%, 5/20/24	200	221
C&W Senior Financing, 7.50%, 10/15/26 (2)	200	210
CCO Holdings, 5.00%, 2/1/28 (2)	45	47
CCO Holdings, 5.375%, 6/1/29 (2)	110	117
CCO Holdings, 5.875%, 5/1/27 (2)	60	63
Charter Communications Operating, 5.75%, 4/1/48	5	6
Clear Channel Worldwide Holdings, 9.25%, 2/15/24 (2)	68	72
Front Range BidCo, 6.125%, 3/1/28 (2)	65	64
GCI, 6.625%, 6/15/24 (2)	25	26
GCI, 6.875%, 4/15/25	25	26
Globo Comunicacao e Participacoes, 5.125%, 3/31/27	200	208
Hughes Satellite Systems, 7.625%, 6/15/21	50	53
iHeartCommunications, 6.375%, 5/1/26	18	20
iHeartCommunications, 8.375%, 5/1/27	91	99
Intelsat Jackson Holdings, 9.50%, 9/30/22 (2)	55	62
Intelsat Jackson Holdings, 9.75%, 7/15/25 (2)	25	22
LCPR Senior Secured Financing, 6.75%, 10/15/27 (2)	200	210
Midcontinent Communications / Midcontinent Finance, 5.375%,
8/15/27 (2)	95	99
MTN Mauritius Investments, 6.50%, 10/13/26	200	228
Netflix, 6.375%, 5/15/29	135	155
Oi, 10.00%, 7/27/25 (4)	15	15
Sirius XM Radio, 4.625%, 7/15/24 (2)	50	51
T-Mobile USA, 6.50%, 1/15/26	50	53
Zayo Group, 6.375%, 5/15/25	29	29
		2,555
Consumer Cyclical 2.9%
China Evergrande Group, 6.25%, 6/28/21	200	192
CIFI Holdings Group, 7.625%, 2/28/23	200	211
Country Garden Holdings, 7.25%, 4/8/26	200	217
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)
General Motors, 6.75%, 4/1/46	355	414
General Motors Financial, 4.35%, 4/9/25	105	112
GLP Capital, 5.25%, 6/1/25	160	179
Korn Ferry, 4.625%, 12/15/27 (2)	80	82
Panther BF Aggregator 2, 6.25%, 5/15/26 (2)	45	46
Panther BF Aggregator 2, 8.50%, 5/15/27 (2)	160	163
Scientific Games International, 7.00%, 5/15/28 (2)	50	49
Scientific Games International, 8.25%, 3/15/26 (2)	105	108
Shimao Property Holdings, 5.60%, 7/15/26	200	208
Stars Group Holdings, 7.00%, 7/15/26 (2)	25	27
Tesla, 5.30%, 8/15/25 (2)	65	65
Walgreens Boots Alliance, 3.45%, 6/1/26	325	342
Western Union, 2.85%, 1/10/25	125	128
WW International, 8.625%, 12/1/25 (2)	55	57
Yum! Brands, 5.35%, 11/1/43	34	35
		2,635
Consumer Non-Cyclical 3.0%
AbbVie, 2.95%, 11/21/26 (2)	75	79
AbbVie, 4.25%, 11/21/49 (2)	180	204
AbbVie, 4.875%, 11/14/48	240	297
Altria Group, 4.80%, 2/14/29	100	114
Altria Group, 5.95%, 2/14/49	280	356
Avantor, 9.00%, 10/1/25 (2)	235	256
Bausch Health, 7.00%, 3/15/24 (2)	75	77
Bausch Health, 7.25%, 5/30/29 (2)	48	53
Bausch Health Americas, 8.50%, 1/31/27 (2)	105	115
Bausch Health Americas, 9.25%, 4/1/26 (2)	135	151
BRF, 4.875%, 1/24/30	200	203
Chobani, 7.50%, 4/15/25 (2)	50	50
Hasbro, 3.55%, 11/19/26	150	157
HCA, 7.50%, 2/15/22	80	88
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)
New Albertsons, 3.50%, 2/15/23 (2)	45	45
New Albertsons, 4.875%, 2/15/30 (2)	55	55
New Albertsons, 5.875%, 2/15/28 (2)	65	68
New Albertsons, 6.625%, 6/15/24	35	36
New Albertsons, 7.50%, 3/15/26 (2)	37	41
Performance Food Group, 5.50%, 10/15/27 (2)	40	42
Perrigo Finance, 3.90%, 12/15/24	200	211
RegionalCare Hospital Partners Holdings, 8.25%, 5/1/23 (2)	4	4
RegionalCare Hospital Partners Holdings, 9.75%, 12/1/26 (2)	95	102
		2,804
Energy 2.5%
Aker BP, 3.00%, 1/15/25 (2)	165	165
Aker BP, 3.75%, 1/15/30 (2)	170	171
Antero Resources, 5.125%, 12/1/22	50	31
Archrock Partners, 6.25%, 4/1/28 (2)	25	24
Boardwalk Pipelines, 5.95%, 6/1/26	115	133
Cameron LNG, 3.701%, 1/15/39 (2)	85	93
Cheniere Corpus Christi Holdings, 3.70%, 11/15/29 (2)	90	90
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27	45	49
Cheniere Corpus Christi Holdings, 5.875%, 3/31/25	175	196
Cheniere Corpus Christi Holdings, 7.00%, 6/30/24	100	113
DCP Midstream Operating, 8.125%, 8/16/30	87	105
Diamondback Energy, 2.875%, 12/1/24	145	146
Energy Transfer Operating, 2.90%, 5/15/25	80	81
Energy Transfer Operating, 5.25%, 4/15/29	115	130
Energy Transfer Operating, 6.00%, 6/15/48	15	17
Kosmos Energy, 7.125%, 4/4/26	200	196
Matador Resources, 5.875%, 9/15/26	60	54
NGL Energy Partners, 7.50%, 4/15/26	40	34
Occidental Petroleum, 3.20%, 8/15/26	135	136
Parsley Energy, 6.25%, 6/1/24 (2)	35	37
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)
Seven Generations Energy, 5.375%, 9/30/25 (2)	35	32
Tallgrass Energy Partners, 5.50%, 9/15/24 (2)	60	56
Tallgrass Energy Partners, 6.00%, 3/1/27 (2)	125	120
Targa Resources Partners, 6.50%, 7/15/27	55	57
Targa Resources Partners, 6.875%, 1/15/29	3	3
Whiting Petroleum, 5.75%, 3/15/21	30	17
WPX Energy, 8.25%, 8/1/23	4	4
		2,290
Industrial Other 0.1%
Howard Hughes, 5.375%, 3/15/25 (2)	45	46
		46
Technology 1.4%
Baidu, 4.375%, 3/29/28	200	227
Dell International, 4.90%, 10/1/26 (2)	260	295
Micron Technology, 4.663%, 2/15/30	305	336
Presidio Holdings, 8.25%, 2/1/28 (2)	30	31
Refinitiv U.S. Holdings, 8.25%, 11/15/26 (2)	184	203
Solera, 10.50%, 3/1/24 (2)	190	201
		1,293
Transportation 0.9%
Azul Investments, 5.875%, 10/26/24	200	198
Cargo Aircraft Management, 4.75%, 2/1/28 (2)	25	24
Emirates Airline, 4.50%, 2/6/25	95	98
ICTSI Treasury, 5.875%, 9/17/25	200	222
Latam Finance, 7.00%, 3/1/26 (2)	200	200
United Airlines PTT, Series 2019-2, Class B, 3.50%, 5/1/28	60	62
		804
Total Industrial		14,435
UTILITY 1.1%
Electric 1.1%
Edison International, 3.125%, 11/15/22	40	41
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)
Edison International, 3.55%, 11/15/24	195	207
Listrindo Capital, 4.95%, 9/14/26	200	206
NRG Energy, 7.25%, 5/15/26	32	34
Pacific Gas & Electric, 3.25%, 6/15/23 (5)(6)	75	77
Pacific Gas & Electric, 6.05%, 3/1/34 (5)(6)	65	74
Vistra Operations, 3.55%, 7/15/24 (2)	315	325
Vistra Operations, 5.50%, 9/1/26 (2)	30	30
Total Utility		994
Total Corporate Bonds (Cost $17,751)		18,093

BANK LOANS 11.2% (7)
Basic Industry 0.4%
Aleris International, FRN, 3M USD LIBOR + 4.75%, 6.353%,
2/27/23	174	174
Arconic Rolled Products, FRN, 1M USD LIBOR + 2.75%, 2/4/27
(8)	75	74
Encapsys, FRN, 1M USD LIBOR + 3.25%, 4.853%, 11/7/24	128	127
		375
Brokerage Asset Managers Exchanges 0.2%
Fiserv Investment Solutions, FRN, 1M USD LIBOR + 4.75%,
2/18/27 (8)	200	200
		200
Capital Goods 1.6%
Apex Tool Group, FRN, 3M USD LIBOR + 5.50%, 7.103%,
8/1/24	44	41
Brookfield WEC Holdings, FRN, 1M USD LIBOR + 3.00%,
4.603%, 8/1/25	144	141
Charter NEX U. S. , FRN, 3M USD LIBOR + 3.00%, 4.603%,
5/16/24	65	63
Charter NEX U. S. , FRN, 3M USD LIBOR + 3.50%, 5.103%,
5/16/24	100	98
Filtration Group, FRN, 3M USD LIBOR + 3.00%, 4.603%,
3/29/25	148	147
GFL Environmental, FRN, 3M USD LIBOR + 2.00%, 5.298%,
5/30/25	155	152
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

		Par/Shares	$ Value
	(Amounts in 000s)
	Ingersoll-Rand Services, FRN, 1M USD LIBOR + 1.75%, 2/28/27
	(8)	200	197
	Reynolds Consumer Products, FRN, 1M USD LIBOR + 1.75%,
	3.501%, 2/4/27	125	123
	Reynolds Group Holdings, FRN, 3M USD LIBOR + 2.75%,
	4.353%, 2/5/23	97	96
	Vertiv Group, FRN, 1M USD LIBOR + 3.00%, 3/2/27 (8)	180	178
	Vertiv Group, FRN, 3M USD LIBOR + 3.00%, 7.75%, 11/30/23	38	38
	Welbilt, FRN, 3M USD LIBOR + 2.50%, 4.103%, 10/23/25	94	91
	Zekelman Industries, FRN, 1M USD LIBOR + 2.25%, 3.853%,
	1/24/27	70	69
			1,434
	Communications 1.1%
	Asurion, FRN, 1M USD LIBOR + 3.00%, 4.603%, 8/4/22	58	57
	Asurion, FRN, 3M USD LIBOR + 6.50%, 8.103%, 8/4/25	295	295
	Formula One Management, FRN, 3M USD LIBOR + 2.50%,
	4.103%, 2/1/24	114	110
	Front Range BidCo, FRN, 1M USD LIBOR + 3.00%, 2/20/27 (8)	145	142
	iHeartCommunications, FRN, 1M USD LIBOR + 3.00%, 5/1/26
	(8)	35	34
	iHeartCommunications, FRN, 1M USD LIBOR + 6.75%, 4/30/20
(5)	(8)(9)(10)	30	22
	Intelsat Jackson Holdings, 6.625%, 1/2/24	60	60
	Intelsat Jackson Holdings, FRN, 3M USD LIBOR + 4.50%,
	6.432%, 1/2/24	30	30
	Iridium Satellite, FRN, 1M USD LIBOR + 3.75%, 5.353%,
	11/4/26	205	205
	Zayo Group, FRN, 3M USD LIBOR + 2.00%, 3.603%, 1/19/21	39	40
			995
	Consumer Cyclical 1.2%
	Four Seasons Hotels, FRN, 3M USD LIBOR + 2.00%, 3.603%,
	11/30/23	73	71
	KFC Holding, FRN, 3M USD LIBOR + 1.75%, 3.409%, 4/3/25	58	57
	Loire Finco Luxembourg, FRN, 1M USD LIBOR + 3.50%,
	1/24/27 (8)	285	283

	The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)
Panther BF Aggregator 2, FRN, 3M USD LIBOR + 3.50%,
5.103%, 4/30/26	65	63
Tacala Investment, FRN, 1M USD LIBOR + 7.50%, 9.103%,
2/4/28	155	151
UFC Holdings, FRN, 1M USD LIBOR + 3.25%, 4.86%, 4/29/26	372	367
Wand NewCo 3, FRN, 1M USD LIBOR + 3.00%, 4.603%, 2/5/26	120	117
		1,109
Consumer Non-Cyclical 2.4%
Aldevron, FRN, 1M USD LIBOR + 4.25%, 6.195%, 10/12/26	180	179
Atkins Nutritionals Holdings, FRN, 1M USD LIBOR + 3.75%,
5.403%, 7/7/24 (9)	48	48
Avantor Funding, FRN, 3M USD LIBOR + 2.25%, 3.853%,
11/21/24	112	111
Bausch Health Americas , FRN, 3M USD LIBOR + 2.75%,
4.409%, 11/27/25	47	47
Bausch Health Americas , FRN, 3M USD LIBOR + 3.00%,
4.659%, 6/2/25	56	55
Bellring Brands, FRN, 1M USD LIBOR + 5.00%, 6.603%,
10/21/24	70	70
Chobani, FRN, 3M USD LIBOR + 3.50%, 5.103%, 10/10/23	69	68
CPI Holdco, FRN, 1M USD LIBOR + 4.25%, 6.195%, 11/4/26 (8)	110	110
Elanco Animal Health, FRN, 1M USD LIBOR + 1.75%, 2/4/27 (8)	270	267
Emerald TopCo, FRN, 1M USD LIBOR + 3.50%, 5.103%,
7/24/26	140	139
Envision Healthcare, FRN, 3M USD LIBOR + 3.75%, 5.353%,
10/10/25	75	60
Jaguar Holding II, FRN, 3M USD LIBOR + 2.50%, 4.103%,
8/18/22	238	236
LifePoint Health, FRN, 1M USD LIBOR + 3.75%, 5.353%,
11/16/25 (8)	50	50
PetVet Care Centers, FRN, 3M USD LIBOR + 6.25%, 2/13/26
(8)	25	25
PetVet Care Centers, FRN, 3M USD LIBOR + 3.25%, 4.853%,
2/14/25 (8)	75	74
RegionalCare Hospital Partners Holdings, FRN, 3M USD LIBOR
+ 4.50%, 5.353%, 11/16/25 (8)	205	203
Select Medical, FRN, 3M USD LIBOR + 2.50%, 4.58%, 3/6/25	64	63
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)
Sunshine Luxembourg VII, FRN, 1M USD LIBOR + 4.25%,
6.195%, 10/1/26	130	128
Versant Health Holdco, FRN, 3M USD LIBOR + 3.00%, 4.603%,
12/2/24	163	160
Versant Health Holdco, FRN, 3M USD LIBOR + 6.75%, 8.36%,
12/1/25	160	160
		2,253
Electric 0.4%
Eastern Power, FRN, 3M USD LIBOR + 3.75%, 5.353%, 10/2/25	106	105
Pacific Gas & Electric, FRN, 3M USD LIBOR + 2.25%, 3.93%,
12/31/20 (9)	275	275
		380
Energy 0.6%
BCP Raptor, FRN, 3M USD LIBOR + 4.25%, 5.853%, 6/24/24	108	93
BCP Raptor II, FRN, 3M USD LIBOR + 4.75%, 6.353%, 11/3/25	104	93
Blackstone CQP Holdco, FRN, 3M USD LIBOR + 3.50%,
5.408%, 9/30/24	129	126
Felix Energy, FRN, 3M USD LIBOR + 6.50%, 8.234%, 8/9/22
Acquisition Date: 8/9/17 - 3/1/19, Cost $99 (9)(11)	100	99
Prairie ECI Acquiror, FRN, 1M USD LIBOR + 4.75%, 3/11/26 (8)	70	68
Prairie ECI Acquiror, FRN, 3M USD LIBOR + 4.75%, 6.695%,
3/11/26	112	108
		587
Financial Other 0.1%
Trans Union, FRN, 1M USD LIBOR + 1.75%, 3.353%, 11/16/26	82	81
		81
Industrial Other 0.1%
Pike, FRN, 1M USD LIBOR + 3.25%, 4.86%, 7/24/26	53	52
		52
Insurance 0.4%
AmWINS Group, FRN, 3M USD LIBOR + 2.75%, 4.364%,
1/25/24	25	25
HUB International, FRN, 3M USD LIBOR + 2.75%, 4.543%,
4/25/25 (8)	249	241

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)
HUB International, FRN, 1M USD LIBOR + 4.00%, 5.692%,
4/25/25	100	100
		366
Technology 2.5%
Applied Systems, FRN, 3M USD LIBOR + 3.25%, 5.195%,
9/19/24	89	88
Applied Systems, FRN, 3M USD LIBOR + 7.00%, 8.945%,
9/19/25	195	198
Ascend Learning, FRN, 3M USD LIBOR + 3.00%, 4.603%,
7/12/24	124	123
Camelot Finance, FRN, 1M USD LIBOR + 3.25%, 4.853%,
10/30/26 (8)	205	204
CCC Information Services, FRN, 1M USD LIBOR + 2.75%,
4.36%, 4/29/24	189	188
Cologix Holdings, FRN, 3M USD LIBOR + 3.00%, 4.603%,
3/20/24	98	96
Hyland Software, FRN, 3M USD LIBOR + 7.00%, 8.603%,
7/7/25	80	80
Kronos, FRN, 3M USD LIBOR + 3.00%, 4.763%, 11/1/23	328	325
Kronos, FRN, 3M USD LIBOR + 8.25%, 10.013%, 11/1/24 (8)	325	326
Refinitiv U.S. Holdings, FRN, 1M USD LIBOR + 3.25%, 4.853%,
10/1/25	403	401
Solera, FRN, 3M USD LIBOR + 2.75%, 4.363%, 3/3/23	75	73
TIBCO Software, FRN, 1M USD LIBOR + 7.75%, 2/13/28 (8)	55	55
Ultimate Software Group, FRN, 3M USD LIBOR + 3.75%,
5.353%, 5/4/26	110	109
		2,266
Transportation 0.2%
Dynasty Acquisition, FRN, 1M USD LIBOR + 3.50%, 5.213%,
4/6/26	190	186
		186
Total Bank Loans (Cost $10,411)		10,284

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)

ASSET-BACKED SECURITIES 10.5%

Car Loan 2.7%

Avis Budget Rental Car Funding AESOP
Series 2016-2A, Class C
4.83%, 11/20/22 (2)	355	369

Avis Budget Rental Car Funding AESOP
Series 2018-1A, Class C
4.73%, 9/20/24 (2)	225	242

Avis Budget Rental Car Funding AESOP
Series 2019-1A, Class C
4.53%, 3/20/23 (2)	130	135

Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class C
3.02%, 8/20/26 (2)	495	505

Capital Auto Receivables Asset Trust
Series 2018-1, Class D
3.70%, 6/20/25 (2)	225	230

Drive Auto Receivables Trust
Series 2020-1, Class C
2.36%, 3/16/26	100	102

Exeter Automobile Receivables Trust
Series 2020-1A, Class C
2.49%, 1/15/25 (2)	405	412

GM Financial Automobile Leasing Trust
Series 2018-1, Class D
3.37%, 10/20/22	195	196

Santander Retail Auto Lease Trust
Series 2019-B, Class D
3.31%, 6/20/24 (2)	250	255

		2,446
Credit Card 0.2%

Synchrony Credit Card Master Note Trust
Series 2018-1, Class C
3.36%, 3/15/24	230	233

		233
Other Asset-Backed Securities 6.4%

Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/7/49 (2)	250	258

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)

Applebee's Funding
Series 2019-1A, Class A2II
4.723%, 6/7/49 (2)	260	276

Arby's Funding
Series 2015-1A, Class A2
4.969%, 10/30/45 (2)	115	119

BlueMountain
Series 2012-2A, Class AR2, CLO, FRN
3M USD LIBOR + 1.05%, 2.745%, 11/20/28 (2)	295	294

Carlyle U. S.
Series 2016-4A, Class CR, CLO, FRN
3M USD LIBOR + 2.80%, 4.619%, 10/20/27 (2)	250	241

Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (2)	183	196

Elara HGV Timeshare Issuer
Series 2019-A, Class A
2.61%, 1/25/34 (2)	227	231

Galaxy XXIX
Series 2018-29A, Class B, CLO, FRN
3M USD LIBOR + 1.40%, 3.092%, 11/15/26 (2)	375	374

Halcyon Loan Advisors Funding
Series 2014-3A, Class B1R, CLO, FRN
3M USD LIBOR + 1.70%, 3.502%, 10/22/25 (2)	315	315

Hardee's Funding
Series 2018-1A, Class A2I
4.25%, 6/20/48 (2)	193	196

Hilton Grand Vacations Trust
Series 2017-AA, Class B
2.96%, 12/26/28 (2)	128	130

HPS Loan Management
Series 11-2017, Class CR, CLO, FRN
3M USD LIBOR + 1.95%, 3.588%, 5/6/30 (2)	420	420

Jack in the Box Funding
Series 2019-1A, Class A2I
3.982%, 8/25/49 (2)	244	253

Magnetite XVI
Series 2015-16A, Class BR, CLO, FRN
3M USD LIBOR + 1.20%, 3.019%, 1/18/28 (2)	285	281

Neuberger Berman XVII
Series 2014-17A, Class CR2, CLO, FRN
3M USD LIBOR + 2.00%, 3.616%, 4/22/29 (2)	395	395

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)

Octagon Investment Partners XXII
Series 2014-1A, Class DRR, CLO, FRN
3M USD LIBOR + 2.75%, 4.552%, 1/22/30 (2)	345	335

Octagon Investment Partners XXIII
Series 2015-1A, Class BR, CLO, FRN
3M USD LIBOR + 1.20%, 3.031%, 7/15/27 (2)	250	247

Palmer Square
Series 2015-1A, Class BR2, CLO, FRN
3M USD LIBOR + 2.25%, 3.946%, 5/21/29 (2)	250	250

Planet Fitness Master Issuer
Series 2018-1A, Class A2I
4.262%, 9/5/48 (2)	198	204

Sierra Timeshare Receivables Funding
Series 2015-2A, Class B
3.02%, 6/20/32 (2)	25	25

Sierra Timeshare Receivables Funding
Series 2016-3A, Class B
2.63%, 10/20/33 (2)	129	129

Sonic Capital
Series 2018-1A, Class A2
4.026%, 2/20/48 (2)	109	114

Sonic Capital
Series 2020-1A, Class A2I
3.845%, 1/20/50 (2)	300	310

Southwick Park
Series 2019-4A, Class A1, CLO, FRN
3M USD LIBOR + 1.30%, 3.119%, 7/20/32 (2)	250	251

		5,844
Student Loan 1.2%

Navient Private Education Loan Trust
Series 2017-A, Class B
3.91%, 12/16/58 (2)	175	187

Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2
2.60%, 8/15/68 (2)	290	300

Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (2)	302	309

Navient Private Education Refi Loan Trust
Series 2020-BA, Class B
2.77%, 1/15/69 (2)	140	140

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)

SMB Private Education Loan Trust
Series 2020-A, Class B
3.00%, 8/15/45 (2)	190	190

		1,126
Total Asset-Backed Securities (Cost $9,502)		9,649

NON-U. S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 15.9%

Collateralized Mortgage Obligations 8.8%

COLT Mortgage Loan Trust
Series 2018-2, Class M1, CMO, ARM
4.189%, 7/27/48 (2)	195	197

Connecticut Avenue Securities Trust
Series 2018-C05, Class 1M2, CMO, ARM
1M USD LIBOR + 2.35%, 3.977%, 1/25/31	385	390

Connecticut Avenue Securities Trust
Series 2020-R01, Class 1M2, CMO, ARM
1M USD LIBOR + 2.05%, 3.677%, 1/25/40 (2)	185	185

Deephaven Residential Mortgage Trust
Series 2017-3A, Class A3, CMO, ARM
2.813%, 10/25/47 (2)	38	38

Deephaven Residential Mortgage Trust
Series 2018-2A, Class A3, CMO, ARM
3.684%, 4/25/58 (2)	68	68

Deephaven Residential Mortgage Trust
Series 2018-3A, Class M1, CMO, ARM
4.357%, 8/25/58 (2)	200	203

Deephaven Residential Mortgage Trust
Series 2019-1A, Class M1, CMO, ARM
4.402%, 1/25/59 (2)	210	214

Deephaven Residential Mortgage Trust
Series 2019-3A, Class M1, CMO, ARM
3.405%, 7/25/59 (2)	250	255

Flagstar Mortgage Trust
Series 2017-2, Class B1, CMO, ARM
4.112%, 10/25/47 (2)	262	285

Flagstar Mortgage Trust
Series 2019-1INV, Class A3, CMO, ARM
3.50%, 10/25/49 (2)	333	343

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)

Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M1, CMO, ARM
3.587%, 12/25/46 (2)	273	275

Galton Funding Mortgage Trust
Series 2017-1, Class B2, CMO, ARM
3.95%, 7/25/56 (2)	178	186

Galton Funding Mortgage Trust
Series 2019-H1, Class M1, CMO, ARM
3.339%, 10/25/59 (2)	365	369

Homeward Opportunities Fund I Trust
Series 2019-2, Class B1, CMO, ARM
4.087%, 9/25/59 (2)	250	253

JPMorgan Mortgage Trust
Series 2019-INV2, Class A3, CMO, ARM
3.50%, 2/25/50 (2)	239	246

OBX Trust
Series 2019-EXP1, Class 1A3, CMO, ARM
4.00%, 1/25/59 (2)	243	250

OBX Trust
Series 2019-EXP2, Class 1A4, CMO, ARM
4.00%, 6/25/59 (2)	203	209

Seasoned Credit Risk Transfer Trust
Series 2016-1, Class M1, CMO, ARM
3.00%, 9/25/55 (2)	130	131

Seasoned Credit Risk Transfer Trust
Series 2017-2, Class M1, CMO, ARM
4.00%, 8/25/56 (2)	320	326

Sequoia Mortgage Trust
Series 2017-CH2, Class A19, CMO, ARM
4.00%, 12/25/47 (2)	148	153

Sequoia Mortgage Trust
Series 2018-CH2, Class A12, CMO, ARM
4.00%, 6/25/48 (2)	357	363

Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM
4.50%, 8/25/48 (2)	98	101

Sequoia Mortgage Trust
Series 2018-CH4, Class A19, CMO, ARM
4.50%, 10/25/48 (2)	90	92

Starwood Mortgage Residential Trust
Series 2019-1, Class A3, CMO, ARM
3.299%, 6/25/49 (2)	200	202

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)

Starwood Mortgage Residential Trust
Series 2019-INV1, Class B1, CMO, ARM
3.657%, 9/27/49 (2)	290	295

Starwood Mortgage Residential Trust
Series 2020-1, Class M1, CMO, ARM
2.878%, 2/25/50 (2)	235	238

Structured Agency Credit Risk Debt Notes
Series 2017-SPI1, Class M2, CMO, ARM
3.977%, 9/25/47 (2)	320	328

Structured Agency Credit Risk Debt Notes
Series 2018-SPI2, Class M2, CMO, ARM
3.812%, 5/25/48 (2)	155	158

Structured Agency Credit Risk Debt Notes
Series 2018-SPI3, Class M1, CMO, ARM
4.15%, 8/25/48 (2)	45	45

Structured Agency Credit Risk Debt Notes
Series 2019-DNA3, Class M2, CMO, ARM
1M USD LIBOR + 2.05%, 3.677%, 7/25/49 (2)	250	250

Verus Securitization Trust
Series 2018-2, Class A3, CMO, ARM
3.83%, 6/1/58 (2)	95	95

Verus Securitization Trust
Series 2018-3, Class M1, CMO, ARM
4.595%, 10/25/58 (2)	202	208

Verus Securitization Trust
Series 2018-INV1, Class A2, CMO, ARM
3.849%, 3/25/58 (2)	107	108

Verus Securitization Trust
Series 2018-INV2, Class A1FX, CMO, ARM
4.148%, 10/25/58 (2)	141	143

Verus Securitization Trust
Series 2019-4, Class B1, CMO, ARM
3.86%, 11/25/59 (2)	285	287

Verus Securitization Trust
Series 2019-INV1, Class B1, CMO
4.991%, 12/25/59 (2)	220	226

Verus Securitization Trust
Series 2019-INV3, Class B2, CMO, ARM
4.791%, 11/25/59 (2)	210	212

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)

Verus Securitization Trust
Series 2020-1, Class B1, CMO, ARM
3.624%, 1/25/60 (2)	100	102

		8,029
Commercial Mortgage-Backed Securities 7.1%

Ashford Hospitality Trust
Series 2018-ASHF, Class C, ARM
1M USD LIBOR + 1.40%, 3.059%, 4/15/35 (2)	190	190

Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class C, ARM
1M USD LIBOR + 1.65%, 3.309%, 12/15/36 (2)	190	190

BANK
Series 2019-BN21, Class D
2.50%, 10/17/52 (2)	290	266

BANK
Series 2019-BN22, Class D
2.50%, 11/15/62 (2)	205	186

BANK
Series 2020-BN25, Class C, ARM
3.354%, 1/15/63	95	100

Barclays Commercial Mortgage Trust
Series 2019-C4, Class C
3.469%, 8/15/52	265	272

BBCMS
Series 2019-BWAY, Class D, ARM
1M USD LIBOR + 2.16%, 3.819%, 11/25/34 (2)	365	364

Benchmark Mortgage Trust
Series 2020-B16, Class C, ARM
3.535%, 2/15/53	270	285

BX Commercial Mortgage Trust
Series 2020-BXLP, Class G, ARM
1M USD LIBOR + 2.50%, 4.159%, 12/15/36 (2)	465	465

Cantor Commercial Real Estate Lending
Series 2019-CF2, Class D
2.50%, 11/15/52 (2)	505	442

Citigroup Commercial Mortgage Trust
Series 2019-SST2, Class E, ARM
1M USD LIBOR + 2.00%, 3.659%, 12/15/36 (2)	300	300

Commercial Mortgage Trust
Series 2014-CCRE19, Class E, ARM
4.23%, 8/10/47 (2)	380	330

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)

Commercial Mortgage Trust
Series 2014-UBS6, Class C, ARM
4.447%, 12/10/47	285	299

Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D, ARM
1M USD LIBOR + 1.60%, 3.259%, 5/15/36 (2)	235	235

CSAIL Commercial Mortgage Trust
Series 2019-C18, Class B
3.594%, 12/15/52	160	172

FREMF Mortgage Trust
Series 2019-K103, Class B, ARM
3.572%, 12/25/51 (2)	185	195

FREMF Mortgage Trust
Series 2019-K94, Class B, ARM
3.966%, 7/25/52 (2)	255	282

Great Wolf Trust
Series 2019-WOLF, Class D, ARM
1M USD LIBOR + 1.933%, 3.592%, 12/15/36 (2)	185	185

GS Mortgage Securities Trust
Series 2016-RENT, Class D, ARM
4.067%, 2/10/29 (2)	202	204

GS Mortgage Securities Trust
Series 2019-SOHO, Class D, ARM
1M USD LIBOR + 1.60%, 3.259%, 6/15/36 (2)	235	235

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class CFX
4.95%, 7/5/33 (2)	195	212

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-BKWD, Class C, ARM
1M USD LIBOR + 1.60%, 3.259%, 9/15/29 (2)	280	280

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22, Class AS
3.561%, 4/15/48	290	310

Wells Fargo Commercial Mortgage Trust
Series 2020-C55, Class C
3.542%, 2/15/53	475	500

		6,499
Total Non-U.S. Government Mortgage-Backed Securities (Cost $14,243)		14,528

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)
U. S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 44.3%
U. S. Government Agency Obligations 29.3% (12)
Federal Home Loan Mortgage
3.00%, 1/1/48 - 3/1/48	751	779
3.50%, 3/1/46	245	259
Federal Home Loan Mortgage, UMBS
3.50%, 12/1/49	54	56
4.50%, 9/1/49	65	69
Federal National Mortgage Assn. , UMBS
2.50%, 11/1/34 - 11/1/46	1,149	1,180
3.00%, 9/1/32 - 11/1/49	1,545	1,612
3.50%, 3/1/45 - 1/1/48	431	463
4.00%, 12/1/40 - 12/1/49	1,143	1,228
4.50%, 6/1/44 - 6/1/49	758	818
5.00%, 7/1/41	161	180
UMBS, TBA
3.00%, 3/1/35 - 3/1/50 (13)	6,203	6,402
3.50%, 3/1/50 (13)	3,845	3,993
4.00%, 3/1/50 (13)	9,356	9,856
		26,895
U. S. Government Obligations 15.0%
Government National Mortgage Assn.
3.00%, 9/20/49	955	988
3.50%, 9/20/43 - 8/20/46	905	954
4.00%, 7/20/48 - 8/20/49	698	732
4.50%, 6/20/48 - 7/20/49	815	858
5.00%, 11/20/40 - 6/20/49	532	577
Government National Mortgage Assn. , CMO, IO, 3.50%,
3/20/43	316	31
Government National Mortgage Assn. , TBA
3.00%, 3/20/50 (13)	4,643	4,797

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)
3.50%, 3/20/50 (13)	4,618	4,785
		13,722
Total U. S. Government & Agency Mortgage-Backed Securities (Cost $40,173)		40,617

U. S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 19.2%
U. S. Treasury Obligations 19.2%
U. S. Treasury Bonds, 2.375%, 11/15/49	250	292
U. S. Treasury Bonds, 2.875%, 11/15/46	1,015	1,279
U. S. Treasury Bonds, 3.00%, 2/15/49	880	1,151
U. S. Treasury Bonds, 3.125%, 2/15/43	800	1,030
U. S. Treasury Bonds, 4.375%, 5/15/41	175	265
U. S. Treasury Inflation-Indexed Notes, 0.25%, 7/15/29	2,316	2,435
U. S. Treasury Notes, 1.75%, 6/30/24	1,410	1,459
U. S. Treasury Notes, 1.75%, 11/15/29	3,900	4,118
U. S. Treasury Notes, 2.125%, 3/31/24	2,015	2,113
U. S. Treasury Notes, 2.375%, 1/31/23 (14)	1,035	1,079
U. S. Treasury Notes, 2.50%, 1/31/21	1,250	1,266
U. S. Treasury Notes, 2.50%, 1/31/24	475	504
U. S. Treasury Notes, 2.625%, 2/28/23 (14)	555	583
Total U. S. Treasury Obligations		17,574
Total U. S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost
$16,523)		17,574

FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 1.5%
Local Authorities 0.9%
Puerto Rico Commonwealth Aqueduct & Sewer Auth. , Series B,
5.35%, 7/1/27	500	493
Tobacco Settlement Financing, Series TXB-A-1, 6.706%, 6/1/46	350	370
		863
Owned No Guarantee 0.6%
Centrais Eletricas Brasileiras, 4.625%, 2/4/30 (2)	200	203
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)
Citgo Holding, 9.25%, 8/1/24 (2)	80	83
CNAC HK Finbridge, 4.625%, 3/14/23	200	214
		500
Total Foreign Government Obligations & Municipalities (Cost $1,293)		1,363

COMMON STOCKS 0.0%
INDUSTRIAL 0.0%
Communications 0.0%
Clear Channel Outdoor Holdings (5)	1	2
iHeartMedia, Class A (5)	1	9
T-Mobile USA, CVR, 4.75%, 2/1/28 (5)(9)	23	—
T-Mobile USA, CVR, 6.50%, 1/15/26 (5)(9)	50	1
Total Common Stocks (Cost $17)		12

CONVERTIBLE PREFERRED STOCKS 0.6%
INDUSTRIAL 0.5%
Consumer Non-Cyclical 0.2%
Avantor, Series A, 6.25%, 5/15/22	1	52
Danaher, Series A, 4.75%, 4/15/22	—	71
Elanco Animal Health, 5.00%, 2/1/23	—	11
		134

Energy 0.3%
Targa Resources, Series A, 9.50%, Acquisition Date: 10/30/17 -
11/27/19, Cost $293 (3)(11)	—	293
		293

		427

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)
UTILITY 0.1%
Electric 0.1%
NextEra Energy, 5.279%, 3/1/23	2	109
		109
Natural Gas 0.0%
Sempra Energy, Series A, 6.00%, 1/15/21	—	34
		34
		143
Total Convertible Preferred Stocks (Cost $566)		570
SHORT-TERM INVESTMENTS 9.0%
Money Market Funds 9.0%
T. Rowe Price Government Reserve Fund, 1.59% (15)(16)	8,201	8,201
Total Short-Term Investments (Cost $8,201)		8,201
Total Investments in Securities 131.9%
(Cost $118,680)		$120,891
Other Assets Less Liabilities (31.9)%		(29,244)
Net Assets 100.0%		$91,647

‡	Par/Shares and Notional Amount are denominated in U. S. dollars unless otherwise noted.
*	Exercise Spread
(1)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $28,678 and represents 31.3% of net assets.
(3)	Perpetual security with no stated maturity date.
(4)	Security has the ability to pay in kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5)	Non-income producing

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

(6)	Security is in default or has failed to make a scheduled interest and/or principal payment.
(7)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(8)	All or a portion of this loan is unsettled as of February 29, 2020. The interest rate for unsettled loans will be determined upon settlement after period end.
(9)	Level 3 in fair value hierarchy.
(10)	Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(11)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $392 and represents 0.4% of net assets.
(12)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U. S. government. The Federal National Mortgage
Association and the Federal Home Loan Mortgage Corporation, including
UMBS, currently operate under a federal conservatorship.
(13)	To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $29,833 and represents 32.6% of net assets.
(14)	At February 29, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(15)	Affiliated Companies
(16)	Seven-day yield
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula-based on the rates of the underlying loans.
BRL	Brazilian Real
CLO	Collateralized Loan Obligation
CLP	Chilean Peso
CMO	Collateralized Mortgage Obligation
COP	Colombian Peso
CVR	Contingent Value Rights
EUR	Euro
FRN	Floating Rate Note
ILS	Israeli Shekel
INR	Indian Rupee
IO	Interest-only security for which the fund receives interest on notional principal
MXN	Mexican Peso
OTC	Over-the-counter
PEN	Peruvian New Sol
PHP	Philippines Peso
PTT	Pass-Through Trust
TBA	To-Be-Announced
TRY	Turkish Lira
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

UMBS	Uniform Mortgage-Backed Securities
USD	U. S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR	South African Rand

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)
TBA SALES COMMITMENTS (13.3)%
U. S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES (13.3)%
U. S. Government Agency Obligations (5.2)% (12)
UMBS, TBA, 4.50%, 3/1/50	4,485	(4,786)
		(4,786)
U. S. Government Obligations (8.1)%
Government National Mortgage Assn. , TBA, 2.50%, 3/20/50	1,274	(1,308)
Government National Mortgage Assn. , TBA, 4.00%, 3/20/50	2,450	(2,551)
Government National Mortgage Assn. , TBA, 4.50%, 3/20/50	3,411	(3,588)
		(7,447)
Total TBA Sales Commitments (Proceeds $(12,175))		(12,233)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

(Amounts in 000s, except for contracts)

OPTIONS WRITTEN (0.0)%
OTC Options Written (0.0)%
Counterparty		Description	Contracts	Notional Amount	$ Value
		Credit Default Swap, Protection
		Bought (Relevant Credit: Markit
		CDX.NA.IG-S33, 5 Year Index,
		12/20/24), Pay 1.00% Quarterly,
JPMorgan		Receive Upon credit default, 4/15/20
Chase	@	0.60%*	1	4,275	(25)
Total OTC Options Written (Premiums $(6))					$(25)
Total Options Written (Premiums $(6))					$(25)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

(Amounts in 000s)
SWAPS (0.3)%

			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)

BILATERAL SWAPS (0.1)%

Credit Default Swaps, Protection Bought 0.0%

Goldman Sachs, Protection Bought (Relevant
Credit: Murphy Oil, 4.00%, 6/1/22), Pay 1.00%
Quarterly, Receive Upon credit default, 6/20/23	28	—	1	(1)

Total Bilateral Credit Default Swaps, Protection Bought			1	(1)

Credit Default Swaps, Protection Sold (0.1)%

Bank of America, Protection Sold (Relevant
Credit: Boeing, 8.75%, 8/15/21, $109.88*),
Receive 1.00% Monthly, Pay Upon credit default,
12/20/24	80	1	1	—

Barclays Bank, Protection Sold (Relevant Credit:
Boeing, 8.75%, 8/15/21, $109.88*), Receive
1.00% Quarterly, Pay Upon credit default,
12/20/24	110	1	2	(1)

Barclays Bank, Protection Sold (Relevant Credit:
Cardinal Health, 4.63%, 12/15/20, $102.26*),
Receive 1.00% Quarterly, Pay Upon credit
default, 12/20/24	38	1	—	1

Barclays Bank, Protection Sold (Relevant Credit:
Devon Energy, 7.95%, 4/15/32, $146.95*),
Receive 1.00% Quarterly, Pay Upon credit
default, 12/20/24	15	—	—	—

Barclays Bank, Protection Sold (Relevant Credit:
General Electric, 2.70%, 10/09/22, $101.96*),
Receive 1.00% Monthly, Pay Upon credit default,
12/20/20	70	—	—	—

BNP Paribas, Protection Sold (Relevant Credit:
Cardinal Health, 4.63%, 12/15/20, $102.26*),
Receive 1.00% Quarterly, Pay Upon credit
default, 12/20/24	91	2	(2)	4

BNP Paribas, Protection Sold (Relevant Credit:
General Motors, 4.88%, 10/02/23, $108.76*),
Receive 5.00% Quarterly, Pay Upon credit
default, 12/20/24	145	24	21	3

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

(Amounts in 000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)

Citibank, Protection Sold (Relevant Credit: Devon
Energy, 7.95%, 4/15/32, $146.95*), Receive
1.00% Quarterly, Pay Upon credit default,
12/20/24	30	(1)	—	(1)

Goldman Sachs, Protection Sold (Relevant
Credit: General Electric, 2.70%, 10/09/22,
$101.96 *), Receive 1.00% Monthly, Pay Upon
credit default, 12/20/20	100	1	1	—

Goldman Sachs, Protection Sold (Relevant
Credit: Markit CMBX. NA. BBB-S11, 35 Year
Index), Receive 3.00% Monthly, Pay Upon credit
default, 11/18/54	550	(23)	(4)	(19)

JPMorgan Chase, Protection Sold (Relevant
Credit: Cardinal Health, 4.63%, 12/15/20,
$102.26 *), Receive 1.00% Quarterly, Pay Upon
credit default, 12/20/24	20	1	—	1

Morgan Stanley, Protection Sold (Relevant
Credit: Cardinal Health, 4.63%, 12/15/20,
$102.26 *), Receive 1.00% Quarterly, Pay Upon
credit default, 6/20/24	140	2	(1)	3

Morgan Stanley, Protection Sold (Relevant
Credit: Cardinal Health, 4.63%, 12/15/20,
$102.26 *), Receive 1.00% Quarterly, Pay Upon
credit default, 12/20/24	49	—	(2)	2

Morgan Stanley, Protection Sold (Relevant
Credit: Devon Energy, 7.95%, 4/15/32,
$146.95 *), Receive 1.00% Quarterly, Pay Upon
credit default, 12/20/24	20	—	—	—

Morgan Stanley, Protection Sold (Relevant
Credit: General Electric, 2.70%, 10/09/22,
$101.96 *), Receive 1.00% Monthly, Pay Upon
credit default, 12/20/24	220	1	3	(2)

Morgan Stanley, Protection Sold (Relevant
Credit: General Electric, 2.70%, 10/09/22,
$101.96 *), Receive 1.00% Quarterly, Pay Upon
credit default, 12/20/24	160	1	2	(1)

Morgan Stanley, Protection Sold (Relevant
Credit: Markit CMBX. NA. BBB-S11, 35 Year
Index), Receive 3.00% Monthly, Pay Upon credit
default, 11/18/54	2,400	(97)	(48)	(49)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

(Amounts in 000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)

Morgan Stanley, Protection Sold (Relevant
Credit: Williams, 4.55%, 6/24/24, $109.09*),
Receive 1.00% Quarterly, Pay Upon credit
default, 12/20/24	200	—	3	(3)

Total Bilateral Credit Default Swaps, Protection Sold			(24)	(62)

Total Bilateral Swaps			(23)	(63)

CENTRALLY CLEARED SWAPS (0.2)%

	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value**	$ Gain/(Loss)

Credit Default Swaps, Protection Sold 0.2%

Protection Sold (Relevant Credit: Markit
CDX. NA. HY-S33, 5 Year Index), Receive 5.00%
Quarterly, Pay Upon credit default, 12/20/24	1,634	100	137	(37)

Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S33, 5 Year Index), Receive 1.00%
Quarterly, Pay Upon credit default, 12/20/24	4,300	72	82	(10)

Total Centrally Cleared Credit Default Swaps, Protection Sold				(47)

Interest Rate Swaps (0.4)%

10 Year Interest Rate Swap, Pay Fixed 2.206%
Semi-Annually, Receive Variable 1.731% (3M
USD LIBOR) Quarterly, 8/11/27	450	(38)	—	(38)

10 Year Interest Rate Swap, Pay Fixed 2.836%
Semi-Annually, Receive Variable 1.900% (3M
USD LIBOR) Quarterly, 4/5/28	800	(118)	—	(118)

10 Year Interest Rate Swap, Pay Fixed 2.931%
Semi-Annually, Receive Variable 1.836% (3M
USD LIBOR) Quarterly, 7/17/28	475	(72)	—	(72)

10 Year Interest Rate Swap, Pay Fixed 2.981%
Semi-Annually, Receive Variable 1.891% (3M
USD LIBOR) Quarterly, 12/10/28	238	(39)	—	(39)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

(Amounts in 000s)

	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value**	$ Gain/(Loss)
2 Year Interest Rate Swap, Pay Fixed 1.714%
Semi-Annually, Receive Variable 1.908% (3M
USD LIBOR) Quarterly, 9/20/21	8,000	(121)	—	(121)
2 Year Interest Rate Swap, Receive Fixed
2.594% Semi-Annually, Pay Variable 1.900% (3M
USD LIBOR) Quarterly, 4/5/20	3,500	29	—	29
Total Centrally Cleared Interest Rate Swaps				(359)

Total Centrally Cleared Swaps				(406)
Net payments (receipts) of variation margin to date				348

Variation margin receivable (payable) on centrally cleared
swaps				$(58)

*Market Price at February 29, 2020
**Includes interest purchased or sold but not yet collected of $25

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

				Unrealized
Counterparty	Settlement	Receive	Deliver	Gain/(Loss)
Bank of America	3/6/20	USD	336PHP	17,130$	—
Bank of America	3/13/20	ZAR	279USD	20	(2)
Bank of America	4/23/20	USD	211ILS	729	1
Bank of America	4/23/20	ILS	407USD	118	(1)
Bank of America	6/5/20	PHP	17,130USD	334	(1)
Barclays Bank	3/13/20	ZAR	1,087USD	75	(5)
Barclays Bank	4/9/20	INR	30,880USD	424	—
BNP Paribas	3/6/20	USD	47COP	166,475	—
BNP Paribas	3/13/20	ZAR	350USD	24	(1)
BNP Paribas	4/17/20	MXN	730USD	39	(2)
BNP Paribas	4/17/20	TRY	235USD	39	(2)
BNP Paribas	6/5/20	COP	166,475USD	47	—
Citibank	3/6/20	COP	655,500USD	196	(10)
Citibank	4/23/20	USD	141ILS	486	—
Citibank	4/23/20	ILS	805USD	234	(2)
HSBC Bank	3/3/20	USD	102BRL	440	3
HSBC Bank	3/3/20	BRL	440USD	98	1
HSBC Bank	3/6/20	USD	110CLP	87,155	3
HSBC Bank	3/6/20	USD	93COP	322,550	2
HSBC Bank	3/6/20	PHP	21,427USD	422	(2)
HSBC Bank	3/13/20	USD	102ZAR	1,545	4
HSBC Bank	4/8/20	USD	286PEN	975	5
HSBC Bank	4/17/20	USD	173MXN	3,275	8
HSBC Bank	4/17/20	USD	122TRY	755	4
HSBC Bank	4/17/20	TRY	1,125USD	189	(13)
JPMorgan Chase	3/3/20	USD	103BRL	450	3
JPMorgan Chase	3/3/20	USD	198BRL	890	(1)
JPMorgan Chase	3/3/20	BRL	450USD	100	1
JPMorgan Chase	3/3/20	BRL	890USD	213	(14)
JPMorgan Chase	3/6/20	USD	109CLP	87,880	1
JPMorgan Chase	3/6/20	USD	334PHP	16,975	1
JPMorgan Chase	3/6/20	CLP	45,035USD	58	(3)
JPMorgan Chase	3/13/20	ZAR	1,414USD	97	(7)
JPMorgan Chase	4/8/20	PEN	1,960USD	582	(16)
JPMorgan Chase	4/9/20	USD	287INR	20,605	4
JPMorgan Chase	4/9/20	INR	4,800USD	67	(1)
JPMorgan Chase	4/17/20	MXN	760USD	40	(2)
JPMorgan Chase	4/17/20	TRY	150USD	25	(1)
JPMorgan Chase	6/2/20	BRL	450USD	103	(3)
JPMorgan Chase	6/5/20	CLP	87,880USD	109	(1)
Morgan Stanley	3/6/20	USD	135COP	475,085	—
Morgan Stanley	3/6/20	CLP	130,000USD	163	(4)
Morgan Stanley	3/6/20	PHP	8,328USD	164	(1)
Morgan Stanley	4/23/20	USD	212ILS	729	1
Morgan Stanley	4/23/20	ILS	733USD	213	(1)
State Street	4/17/20	MXN	5,090USD	268	(12)
State Street	5/22/20	USD	209EUR	192	(4)
UBS Investment Bank	3/6/20	COP	475,085USD	140	(5)
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)

					Unrealized
Counterparty	Settlement	Receive	Deliver		Gain/(Loss)
UBS Investment Bank	3/6/20	PHP	4,350	USD	85$	—
UBS Investment Bank	4/9/20	INR	5,555	USD	78	(1)
Net unrealized gain (loss) on open forward
currency exchange contracts						$(76)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

FUTURES CONTRACTS
($000 s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 24 U.S. Treasury Long Bonds contracts	6/20	4,086	$150
Long, 43 U. S. Treasury Notes five year contracts	6/20	5,278	65
Long, 12 U. S. Treasury Notes ten year contracts	6/20	1,617	27
Long, 87 U. S. Treasury Notes two year contracts	6/20	18,995	116
Long, 22 Ultra U. S. Treasury Bonds contracts	6/20	4,565	204
Short, 39 Ultra U. S. Treasury Notes ten year contracts	6/20	(5,859)	(118)
Net payments (receipts) of variation margin to date			(234)

Variation margin receivable (payable) on open futures contracts			$210

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government
Reserve Fund	$	—#	$—	$37	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	5/31/19	Cost	Cost	2/29/20
T. Rowe Price Government
Reserve Fund	$1,570	¤	¤$	8,201	^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $37 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $8,201.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Total Return Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as

T. ROWE PRICE TOTAL RETURN FUND

well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC
Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy.
Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE TOTAL RETURN FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 29, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)		Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$	— $	101,824$	— $	101,824
Bank Loans		—	9,840	444	10,284
Common Stocks		11	—	1	12
Convertible Preferred Stocks		—	570	—	570
Short-Term Investments		8,201	—	—	8,201
Total Securities		8,212	112,234	445	120,891
Swaps		—	35	—	35
Forward Currency Exchange Contracts		—	42	—	42
Futures Contracts		210	—	—	210
Total		$8,422$	112,311$	445$	121,178
Liabilities
TBA Sales Commitments	$	— $	12,233$	— $	12,233
Options Written		—	25	—	25
Swaps		—	179	—	179
Forward Currency Exchange Contracts		—	118	—	118
Total	$	— $	12,555$	— $	12,555

1Includes Corporate Bonds, Asset-Backed Securities, Non-U.S. Government Mortgage-Backed Securities,
U.S. Government & Agency Mortgage-Backed Securities, U.S. Government Agency Obligations (Excluding
Mortgage-Backed), Foreign Government Obligations & Municipalities.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended February 29, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at February 29, 2020, totaled $(1,000) for the period ended February 29, 2020.
During the period, transfers into Level 3 resulted from a lack of observable market data for the security.

($000 s)
	Beginning	Gain (Loss)			Transfers	Ending
	Balance	During	Total		Into	Balance
	6/1/19	Period	Purchases	Total Sales	Level 3	2/29/20
Investment in Securities
Common Stocks	$1	$–	$–	$–	$–	$1
Bank Loans	236	3	50	(142)	297	444

Total	$237	$3	$50	$(142)	$297	$445